FINANCIAL RISK MANAGEMENT (Market Risk Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,230,119	$ 2,146,414
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings	8.83%	8.46%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,400	$ (600)
Net investments exposed to volatility in exchange rate, amount	2,300,000
Reasonably possible change in risk variable, impact on equity	$ 5,200
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
ARS | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (200)	1,300
MEX/$ | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 8,000	3,100
COP/$ | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 600	200
BRL | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (3,000)	(5,300)
Floating | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	(21,100)	(18,300)
Borrowings	$ 1,140,100	$ 1,065,900
Borrowings, percentage of total borrowings	51.10%	49.70%
Floating | MEX/$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 12,367	$ 0
Floating | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 652,619	$ 456,846